Stockholders' Deficit	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Jan. 31, 2016
Equity [Abstract]
Stockholders' Deficit

NOTE 9 – Stockholders’ deficit

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

On July 15 , 2015 the Company’s shareholders approved an amendment to the Company’s articles of incorporation to increase the number of authorized common shares from 1,250,000,000 to 6,250,000,000.

Between February 2014 and July 2014, pursuant to the investment agreement with KVM, KVM purchased 34,214,226 shares for $456,924, of which $55,673 is still owed to the Company and is reflected as a stock subscription receivable as of October 31, 2016.

During the three months ended April 30, 2016, $62,160 of the August 2013 Note was converted into 46,526,995 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00117 to $0.00152.

During the three months ended April 30, 2016, the Company issued 2,631,579 units to an investor for total proceeds of $5,000. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share each of the Company’s common stock. The warrants have an exercise price of $0.0027 and have a three year term.

During the three months ended July 31, 2016, $62,222 of the November 2015 Note was converted into 43,998,977 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00140 to $0.00145.

During the three months ended July 31, 2016, $53,100 of the December 2015 Note was converted into 47,168,177 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00105 to $0.00116.

During the three months ended July 31, 2016, the Company issued 30,000,000 units to investors for total proceeds of $120,000. Each unit consists of one share of the Company’s common stock and one-half warrant to purchase one-half equivalent share each of the Company’s common stock. The warrants have an exercise price of $0.004 and have a three year term.

During the three months ended October 31, 2016, $62,222 of the November 2015 Note was converted into 44,334,190 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00124 to $0.00149.

During the three months ended October 31, 2016, the Company issued 5,750,000 units to investors for total proceeds of $23,000. Each unit consists of one share of the Company’s common stock and one-half warrant to purchase one-half equivalent share each of the Company’s common stock. The warrants have an exercise price of $0.004 and have a three year term.

During the three months ended October 31, 2016, the Company received aggregate proceeds of $34,000 from investors to purchase a total of 17,000,000 units. Each unit consists of one share of the Company’s common stock and one-half warrant to purchase one-half equivalent share each of the Company’s common stock. The warrants have an exercise price of 40% above the share price, calculated using the average 4 day look-back period from the date of deposit of investment funds, with a floor of $0.002, and have a three year term. The shares were issued subsequent to October 31, 2016 and are reflected as common stock to be issued on the Company’s balance sheet as of October 31, 2016.

On June 20, 2015, we entered into an investment agreement (the “Investment Agreement”) with Tangiers Investment Group, LLC (the “Investor”), whereby the Investor has agreed to invest up to $8,000,000 to purchase shares of our common stock. Subject to the terms and conditions of the Investment Agreement and a registration rights agreement, we may, in our sole discretion, deliver a notice to the Investor which states the dollar amount which we intend to sell to the Investor on a certain date. The amount that we shall be entitled to sell to Investor shall be equal to one hundred and fifty percent (150%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed an accumulative amount per month of $100,000. The minimum amount shall be equal to $5,000. In connection with the Investment Agreement, we also entered into a registration rights agreement dated June 20, 2015, whereby we agreed to file a Registration Statement on Form S-1 with the SEC within thirty (30) days of the date of the registration rights agreement and to have the Registration Statement declared effective by the SEC within ninety (90) days after we have filed the Registration Statement. We filed Form S-1 on July 2, 2015 and Form S-1 Amendment No. 1 on July 29, 2015, for registration of 100,000,000 shares of the Company’s common stock under the Investment Agreement, which was declared effective by the SEC on August 5, 2015. During the year ended January 31, 2016, the Company issued an aggregate of 100,000,000 shares of common stock for total proceeds of $129,751 to Tangiers Investment Group, LLC under the Investment Agreement.

The Company filed a registration statement on Form S-1 with the SEC on January 21, 2016 and Amendment No. 1 thereto on February 24, 2016, for registration of 350,000,000 shares of the Company’s common stock under the Investment Agreement dated June 20, 2015 with Tangiers Investment Group, LLC. The registration statement, as amended, was declared effective by the SEC on March 15, 2016. During the nine months ended October 31, 2016, the Company issued an aggregate of 76,258,193 shares of common stock for total proceeds of $135,731  to Tangiers Investment Group, LLC under the Investment Agreement.

During the nine months ended October 31, 2016, the Company issued 19,496,145 shares to third-parties for services with an aggregate fair value of approximately $47,500.

NOTE 9 – Common stock

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

On October 30, 2013, the Company entered into an investment agreement with KVM Capital Partners LLC, a New York limited liability company (“KVM”). Pursuant to the agreement, KVM has agreed to purchase up to $8,000,000 of our common stock over a period of up to thirty-six (36) months. The purchase price per share to be paid by KVM shall be calculated at a twenty percent (20%) discount to the lowest volume weighted average price of the common stock as reported by Bloomberg, L.P. during the five (5) consecutive trading days immediately prior to the receipt by KVM of the put notice. We initially reserved 244,500,000 shares of our common stock for issuance under the KVM Investment Agreement. In connection with the KVM Investment Agreement, we also entered into a registration rights agreement with KVM, pursuant to which we are obligated to file a registration statement with the SEC covering 244,500,000 shares of our common stock underlying the KVM Investment Agreement within 21 days after the closing of the transaction. In addition, we are obligated to use all commercially reasonable efforts to have the registration statement declared effective by the SEC and maintain the effectiveness of such registration statement until termination of the KVM Investment Agreement. On November 6, 2013, we filed form S-1 related to the KVM investment agreement. Between February 2014 and July 2014, pursuant to the KVM investment agreement, KVM purchased 34,214,226 shares for $456,924, of which $55,673 is still owed to the Company and is reflected as a stock subscription receivable as of January 31, 2016. On November 14, 2014, we filed a Post-Effective Amendment to deregister the remaining unsold securities, which became effective on December 2, 2014.

In March 2014, the Company issued 1,000,000 units of common stock to a designee of MBGS, LLC, pursuant to a settlement agreement with Northern Dynasty which discharged the $3,730,174 principal balance and $1,592,769 of accrued interest for the 2010 Convertible Note (See Note 7). Each unit consists of one share of the Company’s common stock and a warrant to purchase one-half share of the Company’s common stock. The fair value of the common stock issued was $17,500, which was recorded as an expense upon issuance of the units. The 500,000 warrants, which have an exercise price of $0.028 and have a three year term with a fair value of $6,440. The fair value was expensed and a derivative liability was recorded for the fair value of the warrant on the date of issuance of the units. The change in the fair value of the derivative liability between the date of issuance and the year ended January 31, 2015 was recorded in other income and expense.

During the year ended January 31, 2015, $321,680 of the August 2013 Note was converted into 33,821,422 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.006 to $0.012.

From November 2014 through January 2015, the holder of the November 2013 Note converted principal of $102,500 into 11,792,944 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.006 to $0.011.

During the year ended January 31, 2015, the Company issued 6,424,979 units to three investors for total proceeds of $73,000. Each unit consists of one share of the Company’s common stock and a warrant to purchase one share of the Company’s common stock. The warrants have exercise prices ranging from $0.015 to $0.021 and have a three year term.

During the year ended January 31, 2016, $206,679 of the August 2013 Note was converted into 123,158,044 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00098 to $0.00574.

During the year ended January 31, 2016, $153,046 of the November 2013 Note was converted into 48,243,936 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00147 to $0.00609.

During the year ended January 31, 2016, $160,833 of the August 2014 Note was converted into 56,676,739 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00193 to $0.00416.

During the year ended January 31, 2016, $110,901 of the October 2014 Note was converted into 74,878,264 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00101 to $0.00263.

During the year ended January 31, 2016, $231,000 of the December 2014 Note was converted into 196,244,876 shares of the Company’s common stock. The conversions occurred on multiple dates with conversion prices ranging from $0.00090 to $0.00197.

In May of 2015, we issued 2,941,176 units to an investor for total proceeds of $10,000. Each unit consists of one share of our common stock and two warrants to purchase one share each of the Company’s common stock. The warrants have an exercise price of $0.0048 and have a three year term.

On May 29, 2015, we issued a non-interest bearing promissory note with the principal amount of $30,000 to Brett Gross, a director of our company. The promissory note is convertible into 16,806,723 units at a price of $0.001785 per unit upon the increase of the authorized capital of our company. Each unit is comprised of one share of common stock and two warrants. Each warrant will be exercisable for a period of three years at a price of $0.002499. On August 11, 2015, the note was converted in full and the 16,806,723 common shares were issued.

In June of 2015, we issued 1,846,154 units to an investor for total proceeds of $3,000. Each unit consists of one share of our common stock and one warrant to purchase one share of our common stock. The warrants have an exercise price of $0.002275 and have a three year term.

In August of 2015, the Company issued 16,077,170 units to an investor for total proceeds of $25,000. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock. The warrants have an exercise price of $0.00218 and have a three year term.

In July of 2015, the Company issued 2,822,912 units to an investor, the Company’s CEO, CFO, President and Chairman of the Board, for proceeds of $4,300. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share each of the Company’s common stock. The warrants have an exercise price of $0.002130 and have a three year term.

In September of 2015, the Company issued 1,851,852 units to an investor for total proceeds of $3,000. Each unit consists of one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock. The warrants have an exercise price of $0.00227 and have a three year term.

In November of 2015, we issued 1,655,629 units to an investor for total proceeds of $5,000. Each unit consists of one share of our common stock and one warrant to purchase one share of our common stock. The warrants have an exercise price of $0.00423 and have a three year term.

On June 20, 2015, we entered into an investment agreement (the “Investment Agreement”) with Tangiers Investment Group, LLC (the “Investor”), whereby the Investor has agreed to invest up to $8,000,000 to purchase shares of our common stock. Subject to the terms and conditions of the Investment Agreement and a registration rights agreement, we may, in our sole discretion, deliver a notice to the Investor which states the dollar amount which we intend to sell to the Investor on a certain date. The amount that we shall be entitled to sell to Investor shall be equal to one hundred and fifty percent (150%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed an accumulative amount per month of $100,000. The minimum amount shall be equal to $5,000. In connection with the Investment Agreement, we also entered into a registration rights agreement dated June 20, 2015, whereby we agreed to file a Registration Statement on Form S-1 with the SEC within thirty (30) days of the date of the registration rights agreement and to have the Registration Statement declared effective by the SEC within ninety (90) days after we have filed the Registration Statement. We filed Form S-1 on July 2, 2015 and Form S-1 Amendment No. 1 on July 29, 2015, for registration of 100,000,000 shares of the Company’s common stock under the Investment Agreement, which was declared effective by the SEC on August 5, 2015. During the year ended January 31, 2016, the Company issued an aggregate of 100,000,000 shares of common stock for total proceeds of $129,751 to Tangiers Investment Group, LLC under the Investment Agreement.

In September 2015, the Company issued 5,733,000 shares to a former service provider for services totaling $10,320.